Lease Liability - Schedule of Lease Obligations (Details)	12 Months Ended
Jun. 30, 2020 CAD ($)
Base rent	$ 310,592
Additional rent	287,615
Rent	598,207
Less than 1 Year [Member]
Base rent	162,048
Additional rent	150,060
Rent	312,108
1-2 Years [Member]
Base rent	148,544
Additional rent	137,555
Rent	286,099
2-3 Years [Member]
Base rent
Additional rent
Rent